Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from Related Parties, Current	$ 773		$ 2,897
Time charter and voyage expenses-related parties	2,950	$ 1,470
Due to related parties	$ 602		$ 543
CMA CGM [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Voting Interest			8.40%
CMA CGM [Member]
Related Party Transaction [Line Items]
Percentage of revenue	28.79%		33.80%
Third Party Managers [Member]
Related Party Transaction [Line Items]
Management fees	$ 739	0
Technomar [Member]
Related Party Transaction [Line Items]
Management fees	8,609	6,868
Due from Related Parties, Current	773		$ 1,785
Conchart [Member]
Related Party Transaction [Line Items]
Time charter and voyage expenses-related parties	2,950	$ 1,470
Due to related parties	$ 602		$ 41